Unaudited Interim Condensed Consolidated Financial Statements	9 Months Ended
Sep. 30, 2019
Unaudited Interim Condensed Consolidated Financial Statements [Abstract]
UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
NOTE 2:-	UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and standards of the Public Company Accounting Oversight Board for interim financial information. Accordingly, they do not include all the information and footnotes required by generally accepted accounting principles in the United States for complete financial statements. In the opinion of management, the accompanying financial statements include all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the Company's (i) consolidated financial position as of September 30, 2019, (ii) consolidated results of operations for the three and nine months ended September  30, 2019 and (iii) consolidated statements of changes in shareholders' equity (deficiency) (iv) consolidated cash flows for the nine months ended September  30, 2019. The results for the three and nine months periods ended September 30, 2019, as applicable, are not necessarily indicative of the results that may be expected for the year ending December 31, 2019.